Contract with Customers - Contract costs (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Decrease in deferred mobilization and contract preparation costs	$ 1.8
Deferred contract costs	3.9	$ 5.7
Capitalized contract cost, amortization	7.5
Additional cost capitalized	5.7
Deferred mobilization and contract preparation costs, current	2.4	5.7
Deferred mobilization and contract preparation costs, non-current	$ 1.5	$ 0.0